SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9 (File No. 333-186218)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 104 (File No. 811-07355)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10

(previously IDS LIFE VARIABLE ACCOUNT 10)

(Exact Name of Registrant)

RiverSource Life Insurance Company

(previously IDS Life Insurance Company)

(Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on Oct. 2, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No.9 is to supplement the prospectus for RiverSource® RAVA 5 Advantage Variable Annuity, RAVA 5 Select Variable Annuity and RAVA 5 Access Variable Annuity.

PART A.

Prospectus for RiverSource® RAVA 5 Advantage Variable Annuity, RAVA 5 Select Variable Annuity and RAVA 5 Access Variable Annuity dated May 1, 2015 filed electronically with Post-Effective Amendment No. 7 to Registration Statement No. 333-186218 is incorporated by reference to this Post-Effective Amendment No. 9.

Supplement dated Oct. 2, 2015 to the prospectus dated May 1, 2015
Product Name	Prospectus Form #
RiverSource ® RAVA 5 Advantage® Variable Annuity/ RAVA 5 Select® Variable Annuity/ RAVA 5 Access® Variable Annuity	S - 6594 D (5/15)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.
The optional death benefit, Enhanced LegacySM benefit rider, will be offered for contract applications signed on or after October 5, 2015, and the following changes are made to the prospectus:
The “Optional Benefits” paragraph in the “Contract in Brief” section has been replaced with the following:
Optional benefits: We offer optional death benefits and optional living benefits. Optional living benefits include guaranteed minimum withdrawal benefit riders and Accumulation Protector Benefit rider, a guaranteed minimum accumulation benefit. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. These optional living benefits may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. For contracts with applications signed on or after May 4, 2015 we offer the SecureSource 4 rider and the SecureSource 4 Plus rider. For contracts with applications signed prior to May 4, 2015, we offer the SecureSource 3 rider. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders. When we refer to the SecureSource 4 rider, SecureSource 4 Plus rider or the SecureSource 3 rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series.
Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).
We offer the following optional death benefits: Return of Purchase Payment (ROPP) Death Benefit, Maximum Anniversary Value (MAV) Death Benefit, 5-year MAV Death Benefit, Benefit Protector Death Benefit and Enhanced Legacy benefit. Benefit Protector Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death, such as funeral expenses or federal and state taxes. Enhanced Legacy benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract.
If you select an optional living benefit or Enhanced Legacy benefit, we restrict investment options available to you, which will limit transfers and allocations and may limit the timing, amount and allocation of purchase payments. (see “Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders”). If you select a SecureSource series rider, the amount of surrenders that can be taken under the optional benefit during a contract year may be limited. In addition, the Income Guide program is not available to contracts issued with a living benefit rider. For more information on considerations before buying optional benefits, please see “Optional Benefits.”
The “Expense Summary — Other Annual Expenses — Optional Death Benefit” paragraph has been replaced with the following:
Optional Death Benefits
If eligible, you may select Benefit Protector Death Benefit or Enhanced Legacy benefit. The fee applies only if you elect one of these optional benefits. Investment allocation restrictions apply if you select Enhanced Legacy benefit.
Benefit Protector Death Benefit rider fee	0.25%
(As a percentage of contract value charged annually on the contract anniversary.)
Enhanced Legacy benefit rider fee	Maximum: 1.75%	Current: 0.95%
(Charged annually on the contract anniversary.*)
*Prior to age 86, the charge is calculated by multiplying the annual rider fee by the greater of the Return of Purchase Payment (ROPP) value, Accumulation Death Benefit (ADB) value (after any increase is added) or Maximum Anniversary Value (MAV) or the contract value. On or following age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added) or MAV.
The following section is added under “Charges — Optional Death Benefit Charges”:

Enhanced Legacy Benefit Rider Charge
We deduct an annual charge from your contract value on your contract anniversary for this optional feature only if you select it. The current annual rider fee is 0.95%. We prorate this charge among the variable subaccounts, but not the fixed account, in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
Prior to age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the Return of Purchase Payment (ROPP) value, Accumulation Death Benefit (ADB) value (after any increase is added), Maximum Anniversary Value (MAV) or the contract value. On or following age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added) or MAV.
Currently the Enhanced Legacy benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Enhanced Legacy benefit rider fee will not exceed a maximum of 1.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. If you change your investment allocation to an investment option not affected by a fee increase, this move will count against the number of transfers allowed. We do not currently limit the number of transfers allowed each contract year.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for the preceding contract year only that reflects the various different fees that were in effect for each investment option in that year, adjusted for the number of calendar days each fee was in effect and the percentage of contract value allocated to each investment option.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
The first paragraph in the “Optional Benefits – Optional Death Benefits” is replaced with the following:
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:
•	ROPP Death Benefit;
•	MAV Death Benefit;
•	5-Year MAV Death Benefit;
•	Benefit Protector Death Benefit; and
•	Enhanced Legacy Benefit (available for contract applications signed on or after October 5, 2015).
The following new section is added to the “Optional Benefits – Optional Death Benefits” section:
Enhanced Legacy Benefit
The Enhanced Legacy benefit is an optional benefit that you can add to your contract for an additional charge. The Enhanced Legacy benefit may not be purchased with any living benefit rider or with MAV, 5-year MAV and Benefit Protector Death Benefit riders. Also, loans will not be available if you purchase this optional benefit. This benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract.
If you are age 75 or younger at contract issue, you may choose to add this rider to your contract. The rider will terminate upon assignment or a change in ownership of the contract unless the new assignee or owner meets the qualifications specified in the Assignment and Change of Ownership section below (does not apply to contracts issued in California).
The Enhanced Legacy benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted; or
2.	the Return of Purchase Payment (ROPP) value; or

3.	the Accumulation Death Benefit (ADB) value; or
4.	the Maximum Anniversary Value (MAV).
For contracts issued in California, the following applies:
•	The benefits provided under this rider are only payable at the annuitant’s death and terms “you” or “your” refer to annuitant.
•	If the owner is a natural person, the owner and the annuitant must be the same at issue.
The key terms and provisions of the Enhanced Legacy benefit are:
Covered Life Change: is either the continuation of the contract by a spouse under the spouse's option to continue contract provision or, in all states except California, an ownership change where an owner after the ownership change was not an owner prior to the change.
Adjustments for Partial Surrenders: Adjustments for partial surrenders are calculated for the ROPP value, ADB value and MAV separately for each partial surrender using the following formula:
a × b	where:
c

a	=	the amount the contract value is reduced by the partial surrender
b	=	the applicable ROPP value, ADB value or MAV on the date of (but prior to) the partial surrender
c	=	the contract value on the date of (but prior to) the partial surrender.
ROPP Value, ADB Value and MAV: are the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value, ADB value and MAV. Adjustments for partial surrenders (as calculated above) will be subtracted from the ROPP value, ADB value and MAV. The ROPP value, ADB value and MAV cannot be withdrawn in a lump sum.
On each contract anniversary prior to your date of death the ADB value and MAV will be adjusted as follows:
1.	On the first contract anniversary, we increase the ADB value by 5%, multiplied by the ADB value as of 60 days after the contract date.
2.	On each contract anniversary after the first and prior to you reaching age 81, we increase the ADB value by 5%, multiplied by the prior contract anniversary’s ADB value.
3.	On each contract anniversary prior to you reaching age 86, the MAV will be increased to the contract value (after rider charges are deducted) if greater.
For a spouse who is age 75 or younger and continues the contract, the Enhanced Legacy benefit will continue and the ROPP value, ADB value and MAV are reset to the contract value on the date of continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract is continued, the Enhanced Legacy benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if the owner is age 75 or younger, the Enhanced Legacy benefit will continue and the ROPP value, ADB value and MAV are reset on the valuation date we receive your written request for the covered life change to the lesser of the contract value on that date after any rider charges have been deducted, and the applicable ROPP value, ADB value and MAV on that date (but prior to the reset). If the owner is age 76 or older at the time of the covered life change, the Enhanced Legacy benefit will terminate and the Standard Death Benefit will apply.
You should consider whether the Enhanced Legacy benefit rider is appropriate for you because:
•	Investment Allocation Restriction: This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to Securities and Exchange Commission or state insurance departments approval. (See “Substitution of Investments”). This means that you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Optional Riders” below). You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. We reserve the right to limit the number of investment option changes per contract year. We also reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”).
•	Limitation on Purchase payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

Assignment and Change of Ownership
Joint ownership and joint annuitants are not allowed while this rider is in force. In all states, except California, this rider will continue and the benefit amount may be reset if there is an assignment or a change of ownership and the new owner or assignee is age 75 or younger.  An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider.
For contracts issued in California, the benefits provided under this rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision.
Termination of the Rider
The rider can only be terminated under the following circumstances:
1.	After the death benefit is payable, unless the spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
2.	For contracts issued in California, after the death benefit is payable, if you are not the annuitant, the rider will terminate.
3.	Certain assignment and ownership changes as described in the Assignment and Change of Ownership provision will terminate the rider (does not apply to contracts issued in California).
4.	On the annuitization start date the rider will terminate.
5.	In relation to certain increases to the annual rider fee as described in the Enhanced Legacy Benefit Rider Charge provision, your written request will terminate the rider.
6.	Reduction of the contract value to zero will terminate the rider.
7.	Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death. Upon termination, this rider may not be reinstated.
Example:
Assumptions:
•	You purchase the contract with a payment of $25,000; and
•	on the first contract anniversary the total contract value is $25,750; and
•	100 days into the second contract year the total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender, leaving the contract value at $22,800. The partial year fee for the Enhanced Legacy benefit rider on that day would be $64.10 ($24,629.63 x 0.95% x 100 / 365).

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value death benefit (contract value minus rider fees):$22,800.00 - $64.10 = $22,735.90	$22,735.90
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,750.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,750 =	–1,589.51
	$24,300
	for a death benefit of:	$24,160.49
4.	The Accumulation Death Benefit value:
	The ADB value on the first contract anniversary calculated as: 1.05 × $25,000 =	$26,250.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrender calculated as:

$1,500 × $26,250	=	–1,620.37
$24,300
for a death benefit of:		$24,629.63

Enhanced Legacy benefit, calculated as the greatest of these four values, which is the Accumulation Death Benefit value:		$24,629.63
The following section replaces the “Investment Allocation Restrictions for Living Benefit Riders” section in its entirety:
Investment Allocation Restrictions for Certain Benefit Riders
If you elect SecureSource series rider, Accumulation Protector Benefit rider or Enhanced Legacy benefit rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Portfolio Stabilizer funds” section below until the rider terminates.
Your purchase payments and transfer requests must be allocated in accordance with these limitations. We will reject any purchase payment or transfer request that does not comply.
Portfolio Stabilizer funds
If you elect the SecureSource series rider, Accumulation Protector Benefit rider or Enhanced Legacy benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the term of the rider. The Portfolio Stabilizer funds are available to all contract owners, regardless of whether a benefit rider has been elected. Currently, we offer four Portfolio Stabilizer funds, (the Funds) and the number of available Funds may be reduced to one. We reserve the right to add, remove or substitute funds. We also reserve the right, upon notification to you, to close or restrict any funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any).
The Portfolio Stabilizer funds currently available are:
1.	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1)
2.	Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)
3.	Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)
4.	Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)
(1)	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. The Portfolio Stabilizer funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity exposure that varies based on volatility in the equity market. The Portfolio Stabilizer funds invest in a mix of affiliated and unaffiliated mutual funds and, in seeking to manage equity market volatility, employ a tactical allocation strategy of utilizing:
•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);
•	direct investments in exchange-traded funds (ETFs); and
•	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures and dollar rolls).
The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Portfolio Stabilizer funds’ exposure to different asset classes and various segments within these asset classes. In general, when Columbia Management, the Funds’ investment manager, determines that equity market volatility is relatively low, it may increase the Fund’s effective equity market exposure and decrease the Funds’ effective fixed income/debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s effective equity market exposure and, correspondingly, increase the Fund’s effective fixed income/debt exposure.
Changes to underlying fund selections and allocations may be driven by various factors, including the risks and benefits of investing in a particular underlying fund as a means of achieving total return. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.

Columbia Management considers the independent analysis of Morningstar Associates, LLC (Morningstar), an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full discretion over the Portfolio Stabilizer funds’ investment activities. Neither Columbia Management nor Morningstar serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.
For additional information about the Portfolio Stabilizer funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Investing in the Portfolio Stabilizer funds. You are responsible for determining which Portfolio Stabilizer funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
If you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment options allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. This limitation does not apply if you elect the Enhanced Legacy benefit rider. Please consider requesting changes carefully, because we may charge you a higher fee for your rider if you change your investment option allocation. (See “Charges — Optional Living Benefit Charges” and “Charges — Optional Death Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. An investment in a Fund involves risk. Principal risks associated with an investment in a Portfolio Stabilizer fund may be found in the relevant Fund’s prospectus. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Investing in a Portfolio Stabilizer fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options.
For a complete list of the risks associated with investing in the Portfolio Stabilizer funds, please consult the applicable Fund’s prospectus.
Volatility and Volatility Management Risk. Although the Portfolio Stabilizer funds seek to manage equity market volatility within their respective portfolios, there is no guarantee that the Funds will be successful. Despite each Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the underlying funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. Columbia Management’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies.
Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated in the Fund’s prospectus, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. This may deprive you of some or all of the benefits of increases in equity market values under your contract and could also result in a decrease in your contract value.

Before you select a SecureSource series rider, Accumulation Protector Benefit rider or Enhanced Legacy benefit rider, you and your financial advisor should carefully consider whether the Fund(s) meet your investment objectives and risk tolerance. Because you cannot terminate a SecureSource series rider, Accumulation Protector Benefit rider or Enhanced Legacy benefit rider except in relation to certain increases to the annual rider fee once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource series rider, Accumulation Protector Benefit rider or Enhanced Legacy benefit rider if you do not intend to continue investing in the Funds for the life of the contract.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-12 A (10/15)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2015 filed electronically as Part B to Post-Effective Amendment No. 7 to Registration Statement No. 333-186218 is incorporated by reference to this Post-Effective Amendment No. 9.

PART C.

Item 24.	Financial Statements and Exhibits

(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Account 10 including:

Reports of Independent Registered Public Accounting Firm dated April 22, 2015
Statements of Assets and Liabilities for the year ended Dec. 31, 2014
Statements of Operations for the year ended Dec. 31, 2014
Statements of Changes and Net Assets for the years ended Dec. 31, 2014 and 2013
Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Reports of Independent Registered Public Accounting Firms dated Feb. 24, 2015
Consolidated Balance Sheets as of Dec. 31, 2014 and 2013
Consolidated Statements of Income for the years ended Dec. 31, 2014, 2013 and 2012
Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2014, 2013 and 2012
Consolidated Statements of Shareholder’s Equity for the three years ended Dec. 31, 2014, 2013 and 2012
Consolidated Statements of Cash Flows for the years ended Dec. 31, 2014, 2013 and 2012
Notes to Consolidated Financial Statements.

(b)	Exhibits:

1.1	Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2	Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3	Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4	Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5	Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6	Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7	Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8	Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10	Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No 64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012 filed electronically as Exhibit 1.14 to Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 is incorporated by reference.

1.15	Resolution of the Board of Directors establishing 560 additional subaccounts within the separate accounts dated April 12, 2013 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

1.16	Resolution of the Board of Directors establishing additional 48 subaccounts within the separate accounts dated April 22, 2015 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No 7 to Registration Statement No. 333-186218, is incorporated herein by reference.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature( SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity (form 411380) and data pages filed electronically as Exhibit 4.1 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.2	Form of Deferred Annuity Contract for RiverSource RAVA 5 Select Variable annuity (form 411381) and data pages filed electronically as Exhibit 4.2 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.3	Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity (form 411382) and data pages filed electronically as Exhibit 4.3 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.4	Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6	Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.7	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.8	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9	Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10	Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.11	Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.12	Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant’s Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.13	Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.14	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.15	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.16	Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.17	Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.59 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.18	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.19	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.20	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.21	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data page filed electronically as Exhibit 4.21 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.22	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.23	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.4.28 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.24	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Rider and data page filed electronically as Exhibit 4.24 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.25	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Rider and data page filed electronically as Exhibit 4.25 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.26	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus Rider and data page filed electronically as Exhibit 4.26 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.27	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus Rider filed electronically as Exhibit 4.27 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.28	Form of Guaranteed Minimum Death Benefit Rider (form 15111687)and data page filed electronically as Exhibit 4.28 to the Registrant’s Post-Effective Amendment No.8 to Registration Statement No. 333-186218, is incorporated herein by reference.

5.	Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.7	Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.8	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.10	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12	Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.13	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC

dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.14	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.15	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.19	Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20	Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.21	Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.22	Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.23	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24	Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement, dated March 25, 2015 filed electronically as Exhibit 13 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

14.	Not applicable.

Item 25.	Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor

John R. Woerner		Chairman of the Board and President

Gumer C. Alvero	Director and Executive Vice President – Annuities

Richard N. Bush	Senior Vice President – Corporate Tax

Steve M. Gathje	Director, Senior Vice President And Chief Actuary

James L. Hamalainen	Senior Vice President – Investments and Treasurer

Colin J. Lundgren	Director

Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore	Secretary

Bridget M. Sperl	Director and Executive Vice President – Service Delivery

Jon Stenberg	Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI

AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle EMEA Holdings 1, LLC	MN
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27.	Number of Contract owners

As of June 30, 2015 there were 194,435 non-qualified contract owners and 461,314 qualified contract owners.

Item 28.	Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

(a) RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President
Gumer C. Alvero	Director and Vice President
James L. Hamalainen	Treasurer
Thomas R. Moore	Secretary
Mark D. Scalercio	Vice President
Jon Stenberg	Director and Vice President
David K. Stewart	Chief Financial Officer
John R. Woerner	Chairman of the Board and
Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	COMMISSIONS	BROKERAGE COMPENSATION
RiverSource Distributors, Inc.	$376,478,837	None	None	None

Item 30.	Location of Accounts and Records

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of September, 2015.

RIVERSOURCE VARIABLE ACCOUNT 10
(Registrant)

By	RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of September, 2015.

Signature		Title

/s/	Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President – Annuities

/s/	Richard N. Bush* Richard N. Bush	Senior Vice President – Corporate Tax

/s/	Steve M. Gathje* Steve M. Gathje	Director, Senior Vice President and Chief Actuary

/s/	James L. Hamalainen* James L. Hamalainen	Senior Vice President – Investments and Treasurer

/s/	Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

/s/	Bridget M. Sperl* Bridget M. Sperl	Director and Executive Vice President Service Delivery

/s/	Jon Stenberg* Jon Stenberg	Director and Executive Vice President - Life and Disability Insurance

/s/	Colin J. Lundgren* Colin J. Lundgren	Director

/s/	John R. Woerner* John R. Woerner	Chairman of the Board and President

*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated March 25, 2015 filed electronically as Exhibit 4.27 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference, by:

/s/	Timothy D. Crawford
Timothy D. Crawford

Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO.9 TO REGISTRATION STATEMENT No. 333-1186218

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

Prospectus for RiverSource® RAVA 5 Advantage Variable Annuity, RAVA 5 Select Variable Annuity and RAVA 5 Access Variable Annuity dated May 1, 2015 filed electronically with Post-Effective Amendment No.7 to Registration Statement No.333-186218 is incorporated by reference to this Post-Effective Amendment No.9.

Supplement

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2015 filed electronically as Part B to Post-Effective Amendment No. 7 to Registration Statement No.333-186218 is incorporated by reference to this Post-Effective Amendment No.9.

Part C.

Other Information.

The signatures.

Exhibits.

Exhibit Index

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered

10.	Consent of Independent Registered Public Accounting Firm